FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2013
FINANCIAL INSTRUMENTS
Changes in AOCL balances pertaining to derivative financial instruments

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Accumulated other comprehensive loss, beginning of period	$(2,091)	$(2,653)	$(260)	$(4,404)
Other comprehensive income (loss) — foreign exchange derivative financial instruments	1,260	5,897	(505)	7,979
Other comprehensive income — heating oil derivative financial instruments	439	89	353	135
Other comprehensive loss — other derivative financial instruments	—	(3)	—	(397)
Reclassification to the interim unaudited consolidated statements of income	(209)	(1,245)	(189)	(1,228)

Accumulated other comprehensive (loss) income, end of period	$(601)	$2,085	$(601)	$2,085

Summary of the amounts recognized in the (gain) loss on derivative financial instruments line item of the interim consolidated statements of income and comprehensive income

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Premiums realized on written foreign exchange call options	$1,074	$227	$2,547	$1,254
Mark-to-market gain on derivative equity contracts	2,270	—	1,843	—
Realized gain on zinc derivative financial instruments	60	—	60	476
Gain (loss) on heating oil derivative financial instruments and other	—	1,447	—	(3,482)

Gain (loss) on derivative financial instruments	$3,404	$1,674	$4,450	$(1,752)